TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key management personnel £ in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) loans deposits	Dec. 31, 2023 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	8	10
Number of secured loans, unsecured loans and overdrafts, net movements | loans	2	(2)
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	10	8
Beginning balance	£ 1,075	£ 871
Net movements	(79)	204
Ending balance	£ 996	£ 1,075
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	17	23
Number of deposit, bank and instant access accounts and investments, net movements | deposits	2	(6)
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	19	17
Beginning balance	£ 1,702	£ 4,133
Net movements	78	(2,431)
Ending balance	£ 1,780	£ 1,702